Stock-based Compensation (Details Narrative)							6 Months Ended		12 Months Ended
	Aug. 16, 2021 shares	Jul. 16, 2021 shares	Jun. 14, 2021 shares	May 05, 2021 shares	Mar. 10, 2021 shares	Mar. 08, 2021 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock-based compensation | $							$ 17,841	$ 17,841	$ 35,683	$ 7,082
Unrecognized compensation related to unvested options | $							$ 18,243		$ 36,085
Unrecognized compensation related to unvested options, shares							1,100,000		1,100,000
Recognized weighted-average period							9 months		14 months
Weighted-average fair value for options granted | $ / shares							$ 0.12
Stock Issued During Period, Shares, New Issues									198,811	141,771
Weighted-average fair value for options granted									0.12
Common Stock [Member] | Consulting Agreement One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued in consideration						120,000
Common Stock [Member] | Consulting Agreement Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued in consideration					30,000
Agreement term period					16 months
Common Stock [Member] | Consulting Agreement Three [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued in consideration				30,000
Agreement term period				3 months
Common Stock [Member] | Consulting Agreement Four [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued in consideration			20,000
Common Stock [Member] | Consulting Agreement Five [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued in consideration		20,000
Common Stock [Member] | Consulting Agreement Six [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued in consideration	20,000
Scientific And Business Advisor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options granted								450,000
Weighted-average exercise price | $ / shares								$ 0.65
Options vesting term								3 years
Options expiration period								5 years
Scientific Advisors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options granted									450,000	650,000
Weighted-average exercise price | $ / shares									$ 0.65	$ 0.40
Options vesting term									3 years	3 years
Options expiration period									5 years	5 years